CONTINGENCIES (Details)															1 Months Ended						3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 27, 2017 defendant	Oct. 19, 2017 USD ($)	Oct. 10, 2017 charge	Aug. 15, 2017 defendant	Dec. 02, 2016 charge	Jun. 08, 2016 claim	Mar. 11, 2016 defendant	Sep. 29, 2015	Oct. 20, 2014 plaintiff	Sep. 05, 2014 USD ($)	May 26, 2014 USD ($)	May 23, 2014 USD ($)	Apr. 24, 2014 USD ($)	Apr. 17, 2014 USD ($) claim	Jul. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Nov. 30, 2011 government	Mar. 31, 2011	Nov. 30, 2008 individual	Dec. 31, 2017 USD ($)	Jun. 30, 2017 committee	Dec. 31, 2017 USD ($)	Jun. 30, 2017	Sep. 30, 2014 claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 17, 2018 USD ($)	Dec. 27, 2017 USD ($)	Sep. 14, 2017 investigation	Mar. 03, 2017 container	Apr. 14, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 30, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Impairment reversals (note 10)																										$ (212,000,000)	$ (250,000,000)
Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Economic interest in subsidiary																										63.90%
Legal proceedings contingent liability | U.S. Shareholder Class Action
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					$ 0		$ 0			$ 0
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingent liabilities [line items]
Number of additional plaintiffs | plaintiff									2
Estimated financial effect of contingent liabilities																					0		0			0
Legal proceedings contingent liability | Canadian Securities Class Actions | Canada
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																									8
Legal proceedings contingent liability | Canadian Securities Class Actions | Ontario and Alberta
Disclosure of contingent liabilities [line items]
Number of claims filed | claim														2
General damages sought														$ 4,300,000,000
Special damages sought														$ 350,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions | Ontario
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																									4
Damages sought										$ 3,000,000,000			$ 3,000,000,000
Number of additional plaintiffs | plaintiff									1
Legal proceedings contingent liability | Canadian Securities Class Actions | Alberta
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																									2
Damages sought												$ 6,000,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions | Saskatchewan
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																									1
Damages sought											$ 6,000,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions | Quebec
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																									1
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions | Compañía Minera Nevada
Disclosure of contingent liabilities [line items]
Number of claims filed | claim						2
Estimated financial effect of contingent liabilities																																		$ 16,000,000
Legal proceedings contingent liability | San Juan Provincial Regulatory Sanction | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																$ 10,000,000
Legal proceedings contingent liability | Criminal Matters | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			0
Number of defendants | defendant							9
Charges laid against specific individuals																					0		0			0
Number of investigations consolidated | investigation																														2
Number of defendants with confirmed indictment | defendant	4			8
Legal proceedings contingent liability | Operations and Regulatory Infringement | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Number of charges in claim | charge					2
Legal proceeding provision																													$ 5,600,000
Legal proceedings contingent liability | Veladero Cyanide Leaching Process, Civil Action | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			0
Legal proceedings contingent liability | Veladero release of gold-bearing process solution | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Number of charges in claim | charge			2
Legal proceeding provision																													$ 5,600,000
Legal proceedings contingent liability | Provincial Amparo Action | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			0
Legal proceedings contingent liability | Federal Amparo Action | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			0
Legal proceedings contingent liability | Pueblo Viejo, Amparo Action | Minera Argentina Gold SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			0
Legal proceedings contingent liability | Perilla Complaint
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			0
Number of named individuals in claim | individual																				2
Number of unnamed residents in claim | individual																				200,000
Legal proceedings contingent liability | Writ of Kalikasan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			$ 0
Number of service days to return Writ																			10 days
Number of local governments seeking intervenor status | government																		2
Other contingent liabilities | Temporary Closure Plan | Compañía Minera Nevada
Disclosure of contingent liabilities [line items]
Obligation monitoring period								2 years
Environment related contingent liability | Cerro Casale
Disclosure of contingent liabilities [line items]
Economic interest in subsidiary																										50.00%
Environment related contingent liability | Argentine Glacier Legislation and Constitutional Litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		0			$ 0
Tax contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					306,000,000		$ 306,000,000			306,000,000	128,000,000						$ 61,000,000
Tax contingent liability | Tanzanian Revenue Authority Assessment | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment															$ 190,000,000,000	$ 190,000,000,000					3,000,000,000
Number of containers approved for export prior to ban | container																															27
Number of government presidential committees conducting investigations | committee																						2
Royalty tax rate																							4.00%	6.00%
Clearing fee on minerals exported																							1.00%
Economic benefit shared with government		50.00%
Free carry interest rate		16.00%
Payment to resolve tax claim		$ 300,000,000
Tax contingent liability | Tanzanian Revenue Authority Assessment Related to Withholding Tax | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		$ 0			0
Tax assessment																	$ 41,300,000
Tax contingent liability | Tanzanian Revenue Authority Assessment Related To Resident Allegation | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment																	$ 500,700,000
Commencement of legal proceeding | Commencement of major litigation | Pascua Lama SMA Regulatory Sanctions | Compañía Minera Nevada
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																												$ 11,500,000
Impairment (reversals) of long lived assets
Disclosure of contingent liabilities [line items]
Impairment reversals (note 10)																										(224,000,000)	(250,000,000)
Pascua-Lama | Environment related contingent liability | Water Quality Review
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																					0		$ 0			0
Pascua-Lama | Individual assets or cash-generating units [member]
Disclosure of contingent liabilities [line items]
Impairment reversals (note 10)																										$ 407,000,000	$ 0
Pascua-Lama | Individual assets or cash-generating units [member] | Impairment (reversals) of long lived assets
Disclosure of contingent liabilities [line items]
Impairment reversals (note 10)																					$ (429,000,000)